As Filed with the U.S. Securities and Exchange Commission on AUGUST 27, 2026

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 498	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 501	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

280 Park Avenue, 32nd Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller
Willkie Farr & Gallagher LLP
1875 K Street, N.W.
Washington, D.C. 20006-1238

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On September 18, 2026 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 498 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 for the purpose of delaying, until September 18, 2026, the effectiveness of PEA Nos. 482, 484, 487, and 491 with respect to the KraneShares MLM Commodity Long/Neutral Index Strategy ETF, KraneShares InspereX S&P Intraday Edge Autocallable Index ETF, KraneShares Public-Private AI Energy Demand ETF, KraneShares Public-Private Digital and Tokenized Finance ETF, KraneShares Public-Private Space and Defense Tech ETF, KraneShares Public-Private TPU and Next-Gen Computing ETF, and KraneShares Actuator ETF (each, a “Fund”), as set forth below:

1.	PEA No. 482 with respect to KraneShares MLM Commodity Long/Neutral Index Strategy ETF, which was filed with the Commission via EDGAR Accession No. 0001829126-26-003066 on April 2, 2026;

2.	PEA No. 484 with respect to KraneShares InspereX S&P Intraday Edge Autocallable Index ETF, which was filed with the Commission via EDGAR Accession No. 0001829126-26-003532 on April 15, 2026; and

3.	PEA No. 487 with respect to KraneShares Public-Private AI Energy Demand ETF, KraneShares Public-Private Digital and Tokenized Finance ETF, KraneShares Public-Private Space and Defense Tech ETF, and KraneShares Public-Private TPU and Next-Gen Computing ETF, which was filed with the Commission via EDGAR Accession No. 0001829126-26-004964 on May 12, 2026; and

4.	PEA No. 491 with respect to KraneShares Actuator ETF, which was filed with the Commission via EDGAR Accession No. 0001829126-26-006796 on June 23, 2026.

Parts A, B, and C of each of PEA Nos. 482, 484, and 487 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 498 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 27th day of August, 2026.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer and	August 27, 2026
Jonathan Krane	Principal Financial Officer

*	Trustee	August 27, 2026
Luis Berruga

*	Trustee	August 27, 2026
John Ferguson

*	Trustee	August 27, 2026
Matthew Stroyman

*/s/ Stacy L. Fuller
Stacy L. Fuller

*	Attorney-in-Fact pursuant to powers of attorney dated May 19, 2026.

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